Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0000798244
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 30, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011

MFS New Discovery Fund (Prospectus Summary): | MFS New Discovery Fund
MFS�� New Discovery Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� New Discovery Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MNDAX
Class B	MNDBX
Class C	MNDCX
Class I	MNDIX
Class 529A	EANDX
Class 529B	EBNDX
Class 529C	ECNDX
Class R1	MNDGX
Class R2	MNDRX
Class R3	MNDHX
Class R4	MNDJX
Class R5 (formerly Class W)	MNDKX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 8 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-15 of the fund���s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS New Discovery Fund	A		B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B AND 529B	C AND 529C	I	529A	B AND 529B	C AND 529C	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	5.75%	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS New Discovery Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.21%	0.21%	0.21%	0.21%	0.31%	0.31%	0.31%	0.21%	0.21%	0.21%	0.21%	0.13%
Total Annual Fund Operating Expenses		1.36%	2.11%	2.11%	1.11%	1.46%	2.21%	2.21%	2.11%	1.61%	1.36%	1.11%	1.03%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.07%)	(0.07%)	(0.07%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.34%	2.09%	2.09%	1.09%	1.39%	2.14%	2.14%	2.09%	1.59%	1.34%	1.09%	1.01%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.80% of the fund���s average daily net assets annually over $1 billion and up to $2.5 billion, and 0.75% of the fund���s average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund���s Board of Trustees, but such agreement will continue until at least December 31, 2013. The fund���s distributor, MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund���s Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund���s average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2013, unless MFS Fund Distributors, Inc. elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS New Discovery Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	704	978	1,274	2,113
B	Class B Shares assuming redemption at end of period	612	958	1,331	2,248
C	Class C Shares assuming redemption at end of period	312	658	1,131	2,439
I	Class I Shares	111	350	608	1,349
529A	Class 529A Shares	708	1,000	1,316	2,212
529B	Class 529B Shares assuming redemption at end of period	617	980	1,374	2,346
529C	Class 529C Shares assuming redemption at end of period	317	680	1,174	2,535
R1	Class R1 Shares	212	658	1,131	2,439
R2	Class R2 Shares	162	505	873	1,908
R3	Class R3 Shares	136	428	742	1,632
R4	Class R4 Shares	111	350	608	1,349
R5	Class R5 Shares	103	325	565	1,257

Expense Example, No Redemption MFS New Discovery Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	212	658	1,131	2,248
C	Class C Shares assuming no redemption at end of period	212	658	1,131	2,439
529B	Class 529B Shares assuming no redemption at end of period	217	680	1,174	2,346
529C	Class 529C Shares assuming no redemption at end of period	217	680	1,174	2,535

The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.

The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2012 was 15.98%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS New Discovery Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(13.92%)	2.87%	2.61%
C	C Shares Returns Before Taxes	(11.83%)	3.15%	2.44%
I	I Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
529A	529A Shares Returns Before Taxes	(15.66%)	2.53%	2.34%
529B	529B Shares Returns Before Taxes	(14.01%)	2.73%	2.42%
529C	529C Shares Returns Before Taxes	(11.86%)	3.01%	2.25%
R1	R1 Shares Returns Before Taxes	(11.10%)	3.14%	2.35%
R2	R2 Shares Returns Before Taxes	(10.66%)	3.65%	2.83%
R3	R3 Shares Returns Before Taxes	(10.42%)	3.91%	3.13%
R4	R4 Shares Returns Before Taxes	(10.21%)	4.17%	3.41%
R5	R5 Shares Returns Before Taxes	(10.22%)	4.19%	3.48%
A	A Shares Returns Before Taxes	(15.57%)	2.67%	2.54%
A After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(20.65%)	0.99%	1.70%
A After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(9.56%)	1.50%	1.79%
Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index	(2.91%)	2.09%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
MFS New Discovery Fund (Prospectus Summary): | MFS New Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS�� New Discovery Fund
Supplement Text	ck0000798244_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS�� New Discovery Fund

The ticker symbol chart located on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MNDAX
Class B	MNDBX
Class C	MNDCX
Class I	MNDIX
Class 529A	EANDX
Class 529B	EBNDX
Class 529C	ECNDX
Class R1	MNDGX
Class R2	MNDRX
Class R3	MNDHX
Class R4	MNDJX
Class R5 (formerly Class W)	MNDKX

The sub-sections entitled ���Fees and Expenses��� and ���Example��� beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements. The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in ���Sales Charges and Waivers or Reductions��� on page 8 of the fund���s prospectus and ���Waivers of Sales Charges��� on page I-15 of the fund���s statement of additional information Part I.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The annual fund operating expenses for Class R5 shares are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund's estimated average net assets during the period.
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted to reflect current fee arrangements.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund���s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.
BarChartAndPerformanceTableSubHeading	ck0000798244_Barchartandperformancetablesubheading	The sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund���s performance over time and how the fund���s performance over time compares with that of a broad measure of market performance.

The fund���s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund���s shares. If these sales charges were included, they would reduce the returns shown.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2012 was 15.98%. During the period(s) shown in the bar chart, the highest quarterly return was 30.83% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (27.64)% (for the calendar quarter ended December 31, 2008).

Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund���s classes of shares, and after-tax returns for the fund���s other classes of shares will vary from the returns shown.

MFS New Discovery Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,113
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the three-month period ended
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.98%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Annual Return 2002	rr_AnnualReturn2002	(33.51%)
Annual Return 2003	rr_AnnualReturn2003	34.30%
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.83%
Annual Return 2004	rr_AnnualReturn2004	6.84%
Annual Return 2007	rr_AnnualReturn2007	1.92%
Annual Return 2006	rr_AnnualReturn2006	12.82%
Annual Return 2005	rr_AnnualReturn2005	4.63%
Annual Return 2010	rr_AnnualReturn2010	35.85%
Annual Return 2009	rr_AnnualReturn2009	62.05%
Annual Return 2008	rr_AnnualReturn2008	(39.78%)
Annual Return 2011	rr_AnnualReturn2011	(10.42%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.57%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%
MFS New Discovery Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(20.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.70%
MFS New Discovery Fund | A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(9.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.79%
MFS New Discovery Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDBX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B AND 529B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	958
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.61%
MFS New Discovery Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDCX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C AND 529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	658
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,439
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%
MFS New Discovery Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDIX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class I Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS New Discovery Fund | 529A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Trading Symbol	dei_TradingSymbol	EANDX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	529A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	529A
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class 529A Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%
MFS New Discovery Fund | 529B
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Trading Symbol	dei_TradingSymbol	EBNDX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B AND 529B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	529B
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.14%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class 529B Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	617
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,374
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,346
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class 529B Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,346
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
MFS New Discovery Fund | 529C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Trading Symbol	dei_TradingSymbol	ECNDX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C AND 529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	529C
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.14%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class 529C Shares assuming redemption at end of period
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,174
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,535
Expense Example, No Redemption, By Year, Column	rr_ExpenseExampleNoRedemptionByYearColumnName	Class 529C Shares assuming no redemption at end of period
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,535
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.86%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.25%
MFS New Discovery Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDGX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R1 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,439
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.35%
MFS New Discovery Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDRX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R2 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,908
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.83%
MFS New Discovery Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDHX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R3 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	742
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.42%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.13%
MFS New Discovery Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDJX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R4 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,349
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.21%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.17%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.41%
MFS New Discovery Fund | R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNDKX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R5
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Class R5 Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	565
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,257
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.22%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.48%
MFS New Discovery Fund | Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 2000 Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.80% of the fund���s average daily net assets annually over $1 billion and up to $2.5 billion, and 0.75% of the fund���s average daily net assets annually over $2.5 billion. This written agreement will remain in effect until modified by the fund���s Board of Trustees, but such agreement will continue until at least December 31, 2013. The fund���s distributor, MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund���s Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund���s average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2013, unless MFS Fund Distributors, Inc. elects to extend the waiver.